Deferred revenue (Tables)	12 Months Ended
Mar. 31, 2022
Deferred revenue
Schedule of deferred revenue

		March 31,
	Note	2021	2022	2022
		RMB	RMB	US$

Payments made by customers prior to completion of cord blood processing services	(i)	124,346	110,056	17,361
Unearned storage fees	(b)	2,717,919	2,821,755	445,121
Total current and non-current deferred revenue	(ii)	2,842,265	2,931,811	462,482

Representing:
Current portion		449,359	458,262	72,289
Non-current portion		2,392,906	2,473,549	390,193
Total current and non-current deferred revenue		2,842,265	2,931,811	462,482

Notes:

(i)

The balance of payments made by customers prior to completion of cord blood processing services represented payments received from customers during the year upon the signing of the Agreement but before the performance obligation for processing services is satisfied and before the commencement of storage and before the payment becomes non-refundable. Of the balance of RMB124,346 as of March 31, 2021, RMB78,350 (US$12,359) was recognized as revenues for the year ended March 31, 2022 and RMB45,996 (US$7,256) from prior year’s balance was reclassified as unearned storage fees which was included in the increase in unearned storage fees during the year in the analysis disclosed in Note 13(b).

(ii)

Of the total balances of current and non-current deferred revenue, the Group expected to recognize RMB348,206 (US$54,928) in fiscal year 2023, RMB230,019 (US$36,285) in fiscal year 2024, RMB228,228 (US$36,002) in fiscal year 2025, and RMB2,015,302 (US$317,906) in the fiscal year 2026 and thereafter, upon the completion of the Group’s performance obligations on related processing and storage services.

Unearned storage fees
Deferred revenue
Schedule of deferred revenue

	Year ended March 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Balance at beginning of year	2,384,676	2,593,007	2,717,919	428,741
Deferred revenue arose during the year	660,001	617,796	641,689	101,224
Credited to income
- From prior year’s balance	(276,234)	(303,245)	(325,013)	(51,270)
- From deferred revenue arose during the year	(175,436)	(189,639)	(212,840)	(33,574)
Balance at end of year	2,593,007	2,717,919	2,821,755	445,121